UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number: ______
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street
         Omaha, NE 68114

Form 13F File Number: 28- 12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/Cindy L Christensen                Omaha, NE                February 11, 2008
     [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                        Name


      28- 12425                                  _______________________________
      [Repeat as necessary.]


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           47

Form 13F Information Table Value Total:                        $101,266
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

      No.        Form 13F File Number           Name

      __________ 28- 12425                      ________________________________

      [Repeat as necessary.]


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

                                            TITLE                    SHRS OR    VALUE   INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER               OF CLASS       CUSIP       PRN AMT   (x$1000) DISCRETION  SOLE    SHARED    NONE
3M Company                              common stock   88579Y101       59400      5009      Y          X
AT&T                                    common stock   00206R102        1000        42      Y          X
American Express                        common stock   025816109        3100       161      Y          X
American International Group            common stock   026874107        1250        73      Y          X
Amgen Inc.                              common stock   031162100       72958      3388      Y          X
Anheuser-Busch Incorporated             common stock   035229103       56308      2947      Y          X
Apartment Investment and Management Co. common stock   03748R101         341        12      Y          X
BP PLC                                  common stock   055622104       55763      4080      Y          X
Ballantyne of Omaha                     common stock   058516105        1000         6      Y          X
Berkshire Hathaway Class B              common stock   084670207        1144      5418      Y          X
Bristol-Myers Company                   common stock   110122108       84515      2241      Y          X
CVS Caremark                            common stock   126650100      156523      6222      Y          X
Casey's General Stores                  common stock   147528103         500        15      Y          X
Caterpillar Inc.                        common stock   149123101       70894      5144      Y          X
Chevron Corporation                     common stock   166764100        1329       124      Y          X
Coca-Cola Company                       common stock   191216100        1877       115      Y          X
ConocoPhillips                          common stock   20825C104         310        27      Y          X
DST Systems, Inc.                       common stock   233326107        1200        99      Y          X
Devon Energy Corporation                common stock   25179M103       66025      5870      Y          X
Dow Chemical Company                    common stock   260543103         775        31      Y          X
EMC Corporation                         common stock   268648102        3100        57      Y          X
Exxon Mobil Corporation                 common stock   30231G102        1073       101      Y          X
General Electric Company                common stock   369604103      130186      4826      Y          X
Gentex Corporation                      common stock   371901109        4100        73      Y          X
Honda Motor Corporation                 common stock   438128308      120425      3991      Y          X
Johnson & Johnson                       common stock   478160104       67726      4517      Y          X
Kimberly-Clark Corporation              common stock   494368103       60909      4223      Y          X
Level 3 Communications Inc.             common stock   52729N100        1800         5      Y          X
Microsoft Corporation                   common stock   594918104      157850      5619      Y          X
Pfizer Inc.                             common stock   717081103      158099      3594      Y          X
PowerShares Water Resource              common stock   73935X575      250450      5360      Y          X
Procter & Gamble                        common stock   742718109        1050        77      Y          X
Schlumberger Limited                    common stock   806857108         400        39      Y          X
Southern Company                        common stock   842587107        1050        41      Y          X
Suncor Energy, Inc.                     common stock   867229106         275        30      Y          X
The Bank of New York Mellon Company     common stock   064058100       90341      4405      Y          X
Tsakos                                  common stock   G9108L108      174656      6468      Y          X
U.S. Bancorp                            common stock   902973304      114378      3630      Y          X
Valero Energy Corporation               common stock   91913Y100       76750      5375      Y          X
Wal-Mart Stores                         common stock   931142103       95247      4527      Y          X
Wyeth                                   common stock   983024100        1300        57      Y          X
Zimmer Holdings, Inc.                   common stock   98956P102       47250      3126      Y          X
AES Trust VII 6.75%                     pref stock     00808N202       1,500        70      Y          X
AES Trust VII 6%                        pref stock     00103V305         275        14      Y          X
General Motors Series A 4.50%           pref stock     370442741         575        11      Y          X
Red Oak Hereford Farms 4% Cum Convert   pref stock     756990875       2,000         0      Y          X
Washington Mutual Income Units          pref stock     939322848         225         6      Y          X
                                                                                101266


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